Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

Note 18. Quarterly Financial Information (Unaudited)

The following tables present selected quarterly financial data for the periods indicated. Earnings per share are computed independently for each of the quarters presented and the sum of the quarterly earnings per share may not necessarily equal the total for the year. As discussed in Note 4 and Note 12, we recorded oil and natural gas property impairments and incentive unit compensation expense, respectively, during 2014, which impacted the comparability between the periods presented below.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
For the Year Ended December 31, 2014	(In thousands, except per share amounts)
Revenues	$190,828	$236,564	$245,493	$226,460
Operating income (loss)	10,605	(993,256)	174,201	444,776
Net income (loss)	(23,516)	(1,053,443)	112,037	328,859
Net income (loss) attributable to noncontrolling interest	(31,888)	(105,094)	102,109	161,661
Net income (loss) attributable to Memorial Resource Development Corp.	8,372	(948,349)	9,928	167,198
Net income (loss) allocated to members	6,947	13,358	—	—
Net income (loss) allocated to previous owners	1,425	—	—	—
Net income (loss) available to common stockholders	n/a	(961,707)	9,928	167,198
Basic earnings per share	n/a	(5.00)	0.05	0.87
Diluted earnings per share	n/a	(5.00)	0.05	0.87

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
For the Year Ended December 31, 2013	(In thousands, except per share amounts)
Revenues	$122,181	$147,045	$153,515	$152,282
Operating income (loss)	9,521	90,327	117,797	4,411
Net income (loss)	180	78,158	95,962	(22,968)
Net income (loss) attributable to noncontrolling interest	(4,069)	34,975	11,235	7,689
Net income (loss) attributable to Memorial Resource Development Corp.	4,249	43,183	84,727	(30,657)
Net income (loss) allocated to members	2,597	35,278	84,754	(31,917)
Net income (loss) allocated to previous owners	1,652	7,905	(27)	1,260